SEGMENTAL INFORMATION - Assets, Non-Current Assets, Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 7,967	$ 7,672	$ 6,863
Capital expenditure	1,028	736	763
Goodwill	119	126	116
Assets held for sale	0	0	601
South Africa
Disclosure of operating segments [line items]
Total assets	0	0	697
Assets held for sale		581
Pre-tax impairment reversals and derecognition of assets	0	17	556
Africa
Disclosure of operating segments [line items]
Total assets	4,193	3,956	3,514
Assets held for sale		20
Pre-tax impairment reversals and derecognition of assets	4	0	2
Australia
Disclosure of operating segments [line items]
Total assets	1,034	1,044	972
Goodwill	111	118	108
Americas
Disclosure of operating segments [line items]
Total assets	1,886	1,626	1,427
Goodwill	8	8	8
Pre-tax impairment reversals and derecognition of assets	1	0	1
Corporate and other
Disclosure of operating segments [line items]
Total assets	854	1,046	253
Pre-tax impairment reversals and derecognition of assets	1	0	0
South Africa
Disclosure of operating segments [line items]
Non-current assets	61	59	25
Foreign entities
Disclosure of operating segments [line items]
Non-current assets	5,607	5,053	4,644
DRC
Disclosure of operating segments [line items]
Non-current assets	1,604	1,604	1,506
Ghana
Disclosure of operating segments [line items]
Non-current assets	1,158	915	758
Tanzania
Disclosure of operating segments [line items]
Non-current assets	510	425	379
Australia
Disclosure of operating segments [line items]
Non-current assets	806	849	817
Brazil
Disclosure of operating segments [line items]
Non-current assets	797	627	625
Operating segments
Disclosure of operating segments [line items]
Capital expenditure	1,100	757	754
Operating segments | Africa
Disclosure of operating segments [line items]
Capital expenditure	506	397	410
Operating segments | Australia
Disclosure of operating segments [line items]
Capital expenditure	185	143	149
Operating segments | Americas
Disclosure of operating segments [line items]
Capital expenditure	398	217	195
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Capital expenditure	11	0	0
Elimination of intersegment amounts | Equity-Accounted Investments
Disclosure of operating segments [line items]
Capital expenditure	(72)	(56)	(51)
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Capital expenditure	0	35	60
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	$ 1,100	$ 792	$ 814